Segment Reporting (Schedule of significant expense (income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Sales		$ 61,926	$ 58,114	$ 124,131
Write-down of obsolete inventory		(2,817)	(3,682)	(6,433)
Share-based compensation expense		(2,788)	(3,166)	(3,353)
Depreciation costs		(1,249)	(1,891)	(2,212)
Rent		(2,036)	(2,121)	(2,150)
Impairment of goodwill		0	0	(25,561)
Operating loss		(12,261)	(13,278)	(28,674)
Financial income, net		1,653	1,961	1,372
Income taxes		871	2,391	(889)
Segment net income (loss)		(11,479)	(13,708)	(26,413)
Operating segment [Member]
Segment Reporting Information [Line Items]
Sales		61,926	58,114	124,131
Raw material and subcontracted manufacturing costs		(36,112)	(35,364)	(81,947)
Payroll & related expenses		(22,189)	(19,481)	(21,465)
Write-down of obsolete inventory		(2,817)	(3,682)	(6,433)
Share-based compensation expense		(2,788)	(3,166)	(3,353)
Subcontractor work		(3,228)	(3,747)	(2,681)
Depreciation costs		(1,249)	(1,891)	(2,212)
Rent		(2,036)	(2,121)	(2,150)
Impairment of goodwill		0	0	(25,561)
Other segment items	[1]	(3,430)	(1,622)	(6,718)
Amortization expense		(338)	(318)	(285)
Operating loss		(12,261)	(13,278)	(28,674)
Financial income, net		1,653	1,961	1,372
Income taxes		(871)	(2,391)	889
Segment net income (loss)		$ (11,479)	$ (13,708)	$ (26,413)

[1]	Other segment items included in Segment net loss includes professional services, consulting and other outside services expenses, travel expenses, insurance, facilities, and other overhead items.